Average Annual Total Returns - Xtrackers Low Beta High Yield Bond ETF	Xtrackers Low Beta High Yield Bond ETF before tax Inception Date	Xtrackers Low Beta High Yield Bond ETF before tax 1 Year	Xtrackers Low Beta High Yield Bond ETF before tax Since Inception	Xtrackers Low Beta High Yield Bond ETF After tax on distributions 1 Year	Xtrackers Low Beta High Yield Bond ETF After tax on distributions Since Inception	Xtrackers Low Beta High Yield Bond ETF After tax on distributions and sale of fund shares 1 Year	Xtrackers Low Beta High Yield Bond ETF After tax on distributions and sale of fund shares Since Inception	Solactive USD High Yield Corporates Total Market Low Beta Index 1 Year	Solactive USD High Yield Corporates Total Market Low Beta Index Since Inception	Solactive USD High Yield Corporates Total Market Index 1 Year	Solactive USD High Yield Corporates Total Market Index Since Inception
Total	Jan. 11, 2018	11.60%	5.15%	9.53%	3.24%	6.83%	3.10%	11.72%	5.31%	14.33%	5.79%